Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Balance (in shares) at Dec. 31, 2016		110,109,092
Balance at Dec. 31, 2016	$ 85,438	$ 1,042,410	$ 20,926	$ 10,079	$ (956,890)	$ (31,087)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)		2,045,617
On exercise of share units		$ 9,917	(9,917)
Issue of common shares in connection with acquisition (in shares)		19,125,000
On public offering, net of costs incurred	25,953	$ 25,953	0
Stock-based compensation	5,238		5,238
Net loss for the year	(9,979)				(9,979)
Other comprehensive income (loss)	11,382					11,382
Balance (in shares) at Dec. 31, 2017		131,279,709
Balance at Dec. 31, 2017	118,032	$ 1,078,280	16,247	10,079	(966,869)	(19,705)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)		2,101,190
On exercise of share units		$ 8,788	(8,788)
Stock-based compensation	5,489		5,489
Net loss for the year	(31,492)				(31,492)
Other comprehensive income (loss)	(1,353)					(1,353)
Balance (in shares) at Dec. 31, 2018		133,380,899
Balance at Dec. 31, 2018	90,676	$ 1,087,068	12,948	10,079	(998,361)	(21,058)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)		3,036,082
On exercise of share units		$ 7,565	(7,565)
Stock-based compensation	1,474		1,474
Net loss for the year	41				41
Other comprehensive income (loss)	(2,832)					(2,832)
Balance (in shares) at Dec. 31, 2019		136,416,981
Balance at Dec. 31, 2019	$ 89,359	$ 1,094,633	$ 6,857	$ 10,079	$ (998,320)	$ (23,890)